Risk Management Activities - Net Risk Management Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	$ (385)	$ (592)
Commodity risk management | Current risk management liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	(178)	(414)
Commodity risk management | Long-term risk management liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	(226)	(172)
Commodity risk management | Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	(404)	(586)
Other | Current risk management liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities		(6)
Other | Long-term risk management liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities		0
Other | Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities		(6)
Current | Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	15
Long-term | Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	4
Financial Assets | Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	19
Cash flow hedges | Cash flow hedges | Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	(205)	(347)
Cash flow hedges | Cash flow hedges | Commodity risk management | Current risk management liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	(125)	(271)
Cash flow hedges | Cash flow hedges | Commodity risk management | Long-term risk management liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	(80)	(76)
Cash flow hedges | Cash flow hedges | Commodity risk management | Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	(205)	(347)
Cash flow hedges | Cash flow hedges | Other | Current risk management liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities		0
Cash flow hedges | Cash flow hedges | Other | Long-term risk management liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities		0
Cash flow hedges | Cash flow hedges | Other | Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities		0
Cash flow hedges | Current | Cash flow hedges | Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	0
Cash flow hedges | Long-term | Cash flow hedges | Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	0
Cash flow hedges | Financial Assets | Cash flow hedges | Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	0
Not designated as a hedge | Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	(180)	(245)
Not designated as a hedge | Commodity risk management | Current risk management liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	(53)	(143)
Not designated as a hedge | Commodity risk management | Long-term risk management liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	(146)	(96)
Not designated as a hedge | Commodity risk management | Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	(199)	(239)
Not designated as a hedge | Other | Current risk management liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities		(6)
Not designated as a hedge | Other | Long-term risk management liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities		0
Not designated as a hedge | Other | Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities		$ (6)
Not designated as a hedge | Current | Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	15
Not designated as a hedge | Long-term | Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	4
Not designated as a hedge | Financial Assets | Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	$ 19